Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 2019	March 31, 2018
(i) Trade receivables, net	10,003,960	8,820,579
(ii) Other receivables including deposits	2,623,480	1,890,372
(iii) Construction contract related accruals	-	2,935
	12,627,440	10,713,886

Disclosure of detailed information about trade receivables [text block]	Trade receivables consist of:

	March 31, 2019	March 31, 2018
Trade receivables from related parties	-	-
Other trade receivables	10,276,431	9,029,796
	10,276,431	9,029,796
Less: Allowance for doubtful receivables	(272,471)	(209,217)
Balance at the end of the year	10,003,960	8,820,579

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2019	March 31, 2018
Balance at the beginning of the year	209,217	234,190
Add : Additional provision, net	536,290	370,000
Less : Bad debts written off	(473,036)	(394,973)
Balance at the end of the year	272,471	209,217

Disclosure of other receivables [text block]
(ii)	Other receivables comprises of the following items:

	March 31, 2019	March 31, 2018
Advances and other deposits (Refer Note (a) below)	969,571	544,171
Withholding taxes (Refer Note (b) below)	1,653,909	1,346,201
	2,623,480	1,890,372
Financial assets included in other receivables	69,513	48,141

Notes:
a)	Advances and other deposits primarily comprises of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.